Stock-Based Compensation - Summary of Stock-Based Compensation Expense (Detail) - Employees And Non Employees - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 975	$ 663	$ 3,694	$ 2,793	$ 470
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	400	277	1,542	1,236	246
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 575	$ 386	$ 2,152	$ 1,557	$ 224